INVESTMENT IN PHI (Schedule of Financial statements) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents		₪ 376	₪ 299	₪ 416	[1]	₪ 867	[1]
Current assets		1,496	1,664
NON CURRENT ASSETS
Property and equipment and intangible assets		1,495	1,430
Lease - right of use		3,629	3,351
CURRENT LIABILITIES
Current borrowings from banks		290	367
Trade payables and other current liabilities		666	716
Lease liabilities		120	131
NON CURRENT LIABILITIES
Lease liabilities		582	486
EQUITY		1,723	₪ 1,417	₪ 1,406		₪ 1,434
Company's share (50%) in PHI's accounts [Member]
CURRENT ASSETS
Cash and cash equivalents	[2],[3]
Current assets	[2]	69
NON CURRENT ASSETS
Property and equipment and intangible assets	[2]	142
Lease - right of use	[2]	355
CURRENT LIABILITIES
Current borrowings from banks	[2]	13
Trade payables and other current liabilities	[2]	55
Lease liabilities	[2]	65
NON CURRENT LIABILITIES
Lease liabilities	[2]	290
Deferred revenues	[2]	142
EQUITY	[2]	1
Intercompany elimination [Member]
CURRENT ASSETS
Current assets		(62)
NON CURRENT LIABILITIES
Deferred revenues		(142)
EQUITY		(1)
Consolidation [Member]
CURRENT ASSETS
Cash and cash equivalents	[2],[3]
Current assets		7
NON CURRENT ASSETS
Property and equipment and intangible assets		142
Lease - right of use		355
CURRENT LIABILITIES
Current borrowings from banks		13
Trade payables and other current liabilities		55
Lease liabilities		65
NON CURRENT LIABILITIES
Lease liabilities		290
Deferred revenues
EQUITY

[1]	See note 2(o) regarding the adoption of IFRS 16 - Leases, from the beginning of 2019.
[2]	Certain intercompany balances were eliminated in the presentation of Company's share in PHI's accounts.
[3]	Representing an amount of less than NIS 1 million.